Consolidated Statement of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Income
Loans	$ 10,113	$ 10,277	$ 10,558
Loans held for sale	128	203	282
Investment securities	1,866	1,631	1,792
Other interest income	121	174	251
Total interest income	12,228	12,285	12,883
Interest Expense
Deposits	465	561	691
Short-term borrowings	263	353	442
Long-term debt	725	767	1,005
Total interest expense	1,453	1,681	2,138
Net interest income	10,775	10,604	10,745
Provision for credit losses	1,229	1,340	1,882
Net interest income after provision for credit losses	9,546	9,264	8,863
Noninterest Income
Credit and debit card revenue	1,021	965	892
Corporate payment products revenue	724	706	744
Merchant processing services	1,511	1,458	1,395
ATM processing services	321	327	346
Trust and investment management fees	1,252	1,139	1,055
Deposit service charges	693	670	653
Treasury management fees	545	538	541
Commercial products revenue	854	859	878
Mortgage banking revenue	1,009	1,356	1,937
Investment products fees	191	178	150
Securities gains (losses), net
Realized gains (losses), net	11	23	59
Total other-than-temporary impairment	(7)	(6)	(62)
Portion of other-than-temporary impairment recognized in other comprehensive income	(1)	(8)	(12)
Total securities gains (losses), net	3	9	(15)
Other	1,040	569	743
Total noninterest income	9,164	8,774	9,319
Noninterest Expense
Compensation	4,523	4,371	4,320
Employee benefits	1,041	1,140	945
Net occupancy and equipment	987	949	917
Professional services	414	381	530
Marketing and business development	382	357	388
Technology and communications	863	848	821
Postage, printing and supplies	328	310	304
Other intangibles	199	223	274
Other	1,978	1,695	1,957
Total noninterest expense	10,715	10,274	10,456
Income before income taxes	7,995	7,764	7,726
Applicable income taxes	2,087	2,032	2,236
Net income	5,908	5,732	5,490
Net (income) loss attributable to noncontrolling interests	(57)	104	157
Net income attributable to U.S. Bancorp	5,851	5,836	5,647
Net income applicable to U.S. Bancorp common shareholders	$ 5,583	$ 5,552	$ 5,383
Earnings per common share	$ 3.10	$ 3.02	$ 2.85
Diluted earnings per common share	$ 3.08	$ 3.00	$ 2.84
Dividends declared per common share	$ 0.965	$ 0.885	$ 0.780
Average common shares outstanding	1,803	1,839	1,887
Average diluted common shares outstanding	1,813	1,849	1,896